Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
Schedule of Research and Development Expenses, Net	Research and development expenses – net
	Year ended December 31,
(in thousands)	2023	2022	2021
Payroll and related expenses	$5,265	$6,371	$5,054
Research and development services	9,853	8,264	4,557
Materials	1,880	2,044	1,505
Share Based Compensation	524	876	1,210
Depreciation	802	740	546
Other	911	1,605	1,029
	19,235	19,900	13,901
Israel Innovation Authority participation in research and development costs and royalties payable	(223)	(1,207)	(1,020)
	$19,012	18,693	$12,881

Schedule of General and Administrative Expenses	General and administrative expenses
	Year ended December 31,
(in thousands)	2023	2022	2021
Payroll expenses	$912	$1,289	$1,138
Compensation to directors	887	681	1,168
Professional fees	969	1,294	1,080
Office maintenance and office expenses	906	402	167
Insurance	567	895	783
Share Based Compensation	1,427	1,836	1,704

Other	471	707	367
	$6,139	$7,104	$6,407

Schedule of Fiannce Income (Expenses), Net	Finance income (expenses), net
	Year ended December 31,
(in thousands)	2023	2022	2021
Interest income	$1,565	$835	$120
(Loss) income related to marketable securities	-	(1,983)	5,590
Exchange differences, net	(1,224)	(4,101)	(562)
Bank commissions and other expenses	(14)	(14)	(328)
	$327	$(5,263)	$4,820